EMPLOYEE BENEFIT PLANS - Asset Allocations (Details) - Pension Benefits	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	100.00%	100.00%
Fixed maturities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	46.40%	47.20%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	21.40%	29.70%
Equity real estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	22.60%	16.50%
Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	4.00%	2.50%
Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	5.60%	4.10%